Advances to Suppliers, Net - Schedule of Movement of the Allowance for Expected Credit Losses (Details) - Suppliers [Member] - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Movement of the Allowance for Expected Credit Losses [Line Items]
Balance at beginning of the year	$ (254,612)	$ (113,202)	$ (123,588)
Current year addition	(139,988)	(139,838)
Reversal of expected credit losses			1,588
Foreign exchange difference	1,131	(1,572)	8,798
Balance at end of the year	$ (393,469)	$ (254,612)	$ (113,202)